Derivative Liability - Schedule of Assumptions for Fair Value Determination (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants [Member]
Dividend yield	0.00%	0.00%
Warrants [Member] | Minimum [Member]
Risk-free interest rate	0.46%	0.65%
Expected life in years	6 months 11 days	8 months 12 days
Expected volatility	156.29%	197.83%
Warrants [Member] | Maximum [Member]
Risk-free interest rate	1.38%	1.31%
Expected life in years	4 years 29 days	4 years
Expected volatility	273.70%	263.33%
Conversion Feature [Member]
Dividend yield	0.00%	0.00%
Conversion Feature [Member] | Minimum [Member]
Risk-free interest rate	0.12%	0.02%
Expected life in years	4 days	25 days
Expected volatility	115.46%	279.01%
Conversion Feature [Member] | Maximum [Member]
Risk-free interest rate	0.85%	0.25%
Expected life in years	1 year	11 months 8 days
Expected volatility	239.93%	555.60%